Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALPS SERIES TRUST
Entity Central Index Key	0001558107
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000193426
Shareholder Report [Line Items]
Fund Name	Beacon Planned Return Strategy Fund
Trading Symbol	Institutional
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Beacon Planned Return Strategy Fund - Institutional Class for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.
Additional Information Phone Number	1-844-894-9222
Additional Information Website	https://www.beacontrust.com/services/investment-management/beacon-funds
Expenses [Text Block]

What were the Fund's Cost for the last year?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Planned Return Strategy Fund - Institutional	$130	1.23%

Expenses Paid, Amount	$ 0.0123
Expense Ratio, Percent	13000.00%
Factors Affecting Performance [Text Block]

How did the Fund perform the past year?

The Beacon Planned Return Strategy Fund - Institutional Class returned 10.82% for the 12 months ended September 30, 2025. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had an 8.15% return for the same time period.

The returns sought to be generated by the Fund are derived from three distinct return elements, i.e., returns from Directional/Enhanced market movements, returns from Income (or option premium) and returns from the Hedge that creates constant “downside protection”.

During the period, the Directional /Enhanced component added value due to the increase in the S&P 500, the Income component detracted from value since selling the out of the money call options lost more than the gains received from selling put options, and the Hedge component detracted from value due to the rise in the S&P 500.

Line Graph [Table Text Block]
	Beacon Planned Return Strategy Fund - Institutional - $1,870,460	S&P 500® Total Return Index - $3,021,610	CBOE S&P 500 BuyWrite Index - $1,613,277
10/2/2017	$1,000,000.00	$1,000,000.00	$1,000,000.00
3/31/2018	$1,013,244.09	$1,054,264.18	$1,010,887.60
9/30/2018	$1,076,446.45	$1,174,549.41	$1,096,538.69
3/31/2019	$1,091,691.78	$1,154,381.98	$1,044,148.20
9/30/2019	$1,138,587.63	$1,224,513.54	$1,084,395.69
3/31/2020	$1,026,380.15	$1,073,830.43	$879,937.53
9/30/2020	$1,220,717.43	$1,410,016.88	$1,023,023.12
3/31/2021	$1,327,212.06	$1,678,951.36	$1,163,269.12
9/30/2021	$1,361,462.70	$1,833,090.82	$1,238,906.91
3/31/2022	$1,411,347.42	$1,941,637.53	$1,336,334.83
9/30/2022	$1,219,717.49	$1,549,472.99	$1,100,035.87
3/31/2023	$1,391,764.80	$1,791,578.02	$1,244,705.65
9/30/2023	$1,471,494.04	$1,884,428.52	$1,260,913.75
3/31/2024	$1,607,838.09	$2,326,924.02	$1,392,723.17
9/30/2024	$1,687,785.84	$2,569,446.82	$1,491,727.82
3/31/2025	$1,699,633.77	$2,518,934.49	$1,529,225.39
9/30/2025	$1,870,459.90	$3,021,610.30	$1,613,277.34

Average Annual Return [Table Text Block]

Average Annual Total Retuns

Institutional	1 Year	5 Year	Since Inception
Beacon Planned Return Strategy Fund - Institutional	10.82%	8.91%	8.15%
S&P 500® Total Return Index	17.60%	16.47%	14.83%
CBOE S&P 500 BuyWrite Index	8.15%	9.54%	6.17%

AssetsNet	$ 323,811,139
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,361,036
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$323,811,139 # of Portfolio Holdings82 Portfolio Turnover Rate (Institutional)-% Advisory Fees Paid$3,361,036
Holdings [Text Block]

Asset Class Weightings

(as a % of Net Assets)

Value	Value
Short Term Security	2.28%
Purchased Options	121.28%
Cash, Cash Equivalents, & Other Net Assets	(23.56)%

Country Weightings

(as a % of Net Assets)

Value	Value
United States	123.56%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10%
Call XSP October 76.10 10/14/2025	11.26%
Call XSP March 70.75 03/13/2026	10.16%
Call XSP May 78.55 05/14/2026	9.30%
Call XSP November 78.25 11/14/2025	9.12%
Call XSP June 81.80 06/12/2026	8.89%
Call XSP 84.05 07/14/2026	8.58%
Call XSP Febuary 73.53 02/13/2026	8.28%
Call XSP April 76.65 04/14/2026	7.14%
Call XSP August 86.15 08/14/2026	6.84%
Call XSP Jan 79.78 01/14/2026	6.01%
Total % of Top 10 Holdings	85.58%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000241324
Shareholder Report [Line Items]
Fund Name	Brigade High Income Fund
Class Name	FOUNDERS
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brigade High Income Fund - Founders Class for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.
Additional Information Phone Number	212.745.9700
Additional Information Website	https://www.brigadefunds.com/resources
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Founders	$54	0.52%

Expenses Paid, Amount	$ 0.0052
Expense Ratio, Percent	5400.00%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Brigade High Income Fund - Founders (Incep. May 1, 2023)	7.82%	11.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	4.23%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan	7.18%	9.68%
ICE BofA US High Yield Constrained Index	7.23%	9.92%

Performance Inception Date	May 01, 2023
AssetsNet	$ 918,225,028
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 2,488,877
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$918,225,028 # of Portfolio Holdings364 Portfolio Turnover Rate29% Advisory Fees Paid$2,488,877
Holdings [Text Block]

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bonds	57.2%
Bank Loans	33.5%
Common Stocks	1.3%
Convertible Bonds	0.4%
Preferred Stocks	0.2%
Rights and Warrants	0.0%
Cash and Equivalents	7.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash and Equivalents	7.3%
Utilities	1.7%
Industrial	4.4%
Technology	5.4%
Basic Materials	7.4%
Energy	8.1%
Financial	13.1%
Communications	14.2%
Consumer, Cyclical	16.4%
Consumer, Non-cyclical	22.1%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Global Medical Response TL B 10/02/2028 1M SOFR + 3.50%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%	0.9%
LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%	0.9%
Akumin, Inc. 08/01/2027 9.00 (1.00 PIK)%	0.9%
Envision Healthcare Corp.	0.8%
Rain Carbon, Inc. 09/01/2029 12.25%	0.8%
Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%	0.8%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.8%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%	0.8%
Total % of Top 10 Holdings	8.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000241325
Shareholder Report [Line Items]
Fund Name	Brigade High Income Fund
Class Name	INSTITUTIONAL
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brigade High Income Fund - Institutional Class for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.
Additional Information Phone Number	212.745.9700
Additional Information Website	https://www.brigadefunds.com/resources
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Institutional	$58	0.56%

Expenses Paid, Amount	$ 0.0056
Expense Ratio, Percent	5800.00%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	Since Inception
Brigade High Income Fund - Institutional (Incep. May 4, 2023)	7.78%	11.57%
Bloomberg U.S. Aggregate Bond Index	2.88%	3.72%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan	7.18%	9.92%
ICE BofA US High Yield Constrained Index	7.23%	10.24%

Performance Inception Date	May 04, 2023
AssetsNet	$ 918,225,028
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 2,488,877
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$918,225,028 # of Portfolio Holdings364 Portfolio Turnover Rate29% Advisory Fees Paid$2,488,877
Holdings [Text Block]

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bonds	57.2%
Bank Loans	33.5%
Common Stocks	1.3%
Convertible Bonds	0.4%
Preferred Stocks	0.2%
Rights and Warrants	0.0%
Cash and Equivalents	7.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash and Equivalents	7.3%
Utilities	1.7%
Industrial	4.4%
Technology	5.4%
Basic Materials	7.4%
Energy	8.1%
Financial	13.1%
Communications	14.2%
Consumer, Cyclical	16.4%
Consumer, Non-cyclical	22.1%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Global Medical Response TL B 10/02/2028 1M SOFR + 3.50%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%	0.9%
LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%	0.9%
Akumin, Inc. 08/01/2027 9.00 (1.00 PIK)%	0.9%
Envision Healthcare Corp.	0.8%
Rain Carbon, Inc. 09/01/2029 12.25%	0.8%
Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%	0.8%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.8%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%	0.8%
Total % of Top 10 Holdings	8.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000203691
Shareholder Report [Line Items]
Fund Name	Carret Kansas Tax-Exempt Bond Fund
Trading Symbol	CLASS A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - A for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carret.com/kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.
Additional Information Phone Number	888.266.8787
Additional Information Website	https://www.carret.com/kansas-tax-exempt-bond-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

Expenses Paid, Amount	$ 0.0078
Expense Ratio, Percent	7900.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the 12 months ending September 30, 2025, the Carret Kansas Tax-Exempt Bond Fund returned 2.23% compared to a return of 1.39% for the Bloomberg Municipal Bond Index and a return of 3.50% for the Bloomberg 7 Year Municipal Bond. The return of the Fund was driven by relatively stable intermediate-duration interest rates combined with coupon-driven cash flows during the period between October 1st, 2024 and September 30th, 2025. The balance between supply and demand helped to offset the broad uncertainty of the macro and micro economies during the period. Additionally, the Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

Line Graph [Table Text Block]
	Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,401	Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,920	Bloomberg Municipal Bond Index - $12,601	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,538
9/30/2015	$10,000.00	$9,577.59	$10,000.00	$10,000.16
10/31/2015	$10,024.54	$9,601.09	$10,039.80	$10,055.71
4/30/2016	$10,240.86	$9,808.27	$10,396.31	$10,347.75
10/31/2016	$10,265.76	$9,832.12	$10,447.22	$10,380.65
4/30/2017	$10,220.88	$9,789.13	$10,411.29	$10,368.97
10/31/2017	$10,332.55	$9,896.09	$10,676.26	$10,559.93
3/31/2018	$10,277.74	$9,843.59	$10,611.09	$10,402.58
9/30/2018	$10,280.30	$9,846.05	$10,687.38	$10,491.51
3/31/2019	$10,640.71	$10,191.23	$11,182.48	$10,991.43
9/30/2019	$10,948.84	$10,486.34	$11,601.21	$11,317.09
3/31/2020	$11,071.35	$10,603.68	$11,612.89	$11,311.36
9/30/2020	$11,376.88	$10,896.31	$12,075.92	$11,857.78
3/31/2021	$11,437.08	$10,953.97	$12,252.56	$11,944.08
9/30/2021	$11,496.00	$11,010.40	$12,393.27	$12,026.56
3/31/2022	$10,870.49	$10,411.31	$11,704.98	$11,364.77
9/30/2022	$10,149.19	$9,720.48	$10,967.97	$10,931.36
3/31/2023	$10,841.58	$10,383.61	$11,735.21	$11,592.92
9/30/2023	$10,282.77	$9,848.41	$11,260.14	$11,175.00
3/31/2024	$10,935.56	$10,473.62	$12,102.11	$11,841.33
9/30/2024	$11,152.20	$10,681.12	$12,428.01	$12,116.44
3/31/2025	$11,064.53	$10,597.15	$12,249.71	$12,048.50
9/30/2025	$11,401.43	$10,919.81	$12,601.08	$12,537.69

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Class A	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Class A - NAV	2.23%	0.04%	1.32%
Carret Kansas Tax-Exempt Bond Fund - Class A - Load	-2.07%	-0.83%	0.88%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	3.50%	1.12%	2.29%

AssetsNet	$ 125,226,940
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 156,892
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$125,226,940 # of Portfolio Holdings166 Portfolio Turnover Rate10% Advisory Fees Paid$156,892
Holdings [Text Block]

MATURITY WEIGHTINGS

(as a % of Net Assets)

Value	Value
5-10 Yr	44.1%
> 10 Yr	29.0%
3-5 Yr	17.6%
1-3 Yr	8.2%
&lt; 1 Yr	0.5%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.57%
Health Care	1.08%
Public Services	1.36%
Utilities	9.77%
Transportation	10.11%
Education	36.80%
General Obligation	39.69%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.67%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.66%
Allen County Unified School District No 257 09/01/2043 3.00%	1.54%
Kansas Development Finance Authority 05/01/2042 5.00%	1.29%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.25%
City of Lenexa KS 09/01/2033 3.00%	1.25%
County of Johnson KS 09/01/2035 4.00%	1.23%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.22%
Johnson County Public Building Commission 09/01/2031 4.00%	1.21%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.21%
Total % of Top 10 Holdings	13.53%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000203690
Shareholder Report [Line Items]
Fund Name	Carret Kansas Tax-Exempt Bond Fund
Trading Symbol	INSTITUTIONAL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - Institutional for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carret.com/kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.
Additional Information Phone Number	888.266.8787
Additional Information Website	https://www.carret.com/kansas-tax-exempt-bond-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

Expenses Paid, Amount	$ 0.0048
Expense Ratio, Percent	4900.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the 12 months ending September 30, 2025, the Carret Kansas Tax-Exempt Bond Fund returned 2.31% compared to a return of 1.39% for the Bloomberg Municipal Bond Index and a return of 3.50% for the Bloomberg 7 Year Municipal Bond. The return of the Fund was driven by relatively stable intermediate-duration interest rates combined with coupon-driven cash flows during the period between October 1st, 2024 and September 30th, 2025. The balance between supply and demand helped to offset the broad uncertainty of the macro and micro economies during the period. Additionally, the Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

Line Graph [Table Text Block]
	Carret Kansas Tax-Exempt Bond Fund - Institutional - $3,513,932	Bloomberg Municipal Bond Index - $3,780,323	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $3,761,246
9/30/2015	$3,000,000.00	$3,000,000.00	$2,999,999.94
10/31/2015	$3,007,296.07	$3,011,938.79	$3,016,663.83
4/30/2016	$3,078,073.07	$3,118,891.59	$3,104,274.38
10/31/2016	$3,091,597.19	$3,134,166.63	$3,114,143.98
4/30/2017	$3,084,028.91	$3,123,385.87	$3,110,639.56
10/31/2017	$3,123,848.18	$3,202,876.71	$3,167,926.13
3/31/2018	$3,112,291.62	$3,183,327.97	$3,120,723.71
9/30/2018	$3,119,057.48	$3,206,212.95	$3,147,400.23
3/31/2019	$3,229,440.20	$3,354,744.73	$3,297,375.20
9/30/2019	$3,330,304.61	$3,480,363.95	$3,395,069.90
3/31/2020	$3,371,761.57	$3,483,865.63	$3,393,353.45
9/30/2020	$3,469,140.07	$3,622,774.69	$3,557,274.59
3/31/2021	$3,491,848.68	$3,675,768.58	$3,583,164.40
9/30/2021	$3,514,234.79	$3,717,981.71	$3,607,909.91
3/31/2022	$3,327,183.12	$3,511,493.04	$3,409,373.67
9/30/2022	$3,110,319.82	$3,290,391.07	$3,279,352.45
3/31/2023	$3,326,640.88	$3,520,564.31	$3,477,817.18
9/30/2023	$3,159,157.57	$3,378,043.29	$3,352,444.69
3/31/2024	$3,363,798.66	$3,630,632.78	$3,552,339.79
9/30/2024	$3,434,729.99	$3,728,404.02	$3,634,872.51
3/31/2025	$3,405,617.18	$3,674,913.84	$3,614,489.64
9/30/2025	$3,513,932.37	$3,780,322.59	$3,761,246.26

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Institutional	2.31%	0.26%	1.59%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	3.50%	1.12%	2.29%

AssetsNet	$ 125,226,940
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 156,892
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$125,226,940 # of Portfolio Holdings166 Portfolio Turnover Rate10% Advisory Fees Paid$156,892
Holdings [Text Block]

MATURITY WEIGHTINGS

(as a % of Net Assets)

Value	Value
5-10 Yr	44.1%
> 10 Yr	29.0%
3-5 Yr	17.6%
1-3 Yr	8.2%
&lt; 1 Yr	0.5%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.57%
Health Care	1.08%
Public Services	1.36%
Utilities	9.77%
Transportation	10.11%
Education	36.80%
General Obligation	39.69%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.67%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.66%
Allen County Unified School District No 257 09/01/2043 3.00%	1.54%
Kansas Development Finance Authority 05/01/2042 5.00%	1.29%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.25%
City of Lenexa KS 09/01/2033 3.00%	1.25%
County of Johnson KS 09/01/2035 4.00%	1.23%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.22%
Johnson County Public Building Commission 09/01/2031 4.00%	1.21%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.21%
Total % of Top 10 Holdings	13.53%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000225205
Shareholder Report [Line Items]
Fund Name	Hillman Value Fund
Trading Symbol	HCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hillman Value Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hcmfunds.com/resources. You can also request this information by contacting us at 1-855-400-5944.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1-855-400-5944
Additional Information Website	https://hcmfunds.com/resources
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

FUND NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Hillman Value Fund	$97	0.95%

Expenses Paid, Amount	$ 0.0095
Expense Ratio, Percent	9700.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended September 30, 2025, the Hillman Value Fund returned 3.64% versus a return of 9.44% for the Russell 1000 Value Total Return Index. The Fund benefitted from strong performance in the Communication Services, Information Technology, Industrials, and Financials Sectors, while investments in the Consumer Staples, Materials, Health Care, and Consumer Discretionary sectors weighed on performance. The premiums generated from option writing nominally benefited performance.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Fund	1 Year	5 Year	10 Year
Hillman Value Fund	3.64%	12.83%	11.76%
FT Wilshire 5000 Index - TR	17.46%	15.96%	14.89%
Russell 1000® Value Index TR	9.44%	13.87%	10.72%

AssetsNet	$ 104,988,954
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 983,802
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$104,988,954 # of Portfolio Holdings41 Portfolio Turnover Rate42% Advisory Fees Paid$983,802
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	3.73%
Consumer Discretionary	4.37%
Industrials	5.11%
Materials	7.55%
Financials	7.56%
Communication Services	10.33%
Information Technology	12.82%
Consumer Staples	21.99%
Health Care	26.54%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	96.27%
Cash, Cash Equivalents, & Other Net Assets	3.73%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000225903
Shareholder Report [Line Items]
Fund Name	CLARKSTON FOUNDERS FUND
Class Name	Founders
Trading Symbol	CFMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Founders Fund - Founders Class for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-founders-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Founders Class	$81	0.80%

Expenses Paid, Amount	$ 0.0080
Expense Ratio, Percent	8100.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Founders Class had a return of 3.72% compared to 11.11% for the Russell Midcap® Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a company that operates as a media and entertainment company worldwide.

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  Molson Coors Beverage Company (TAP), a company that manufactures, markets, and sells beer and other malt beverage products in the Americas, Europe, the Middle East, Africa, and the Asia Pacific.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Clarkston Founders Fund - Founders Class (Incept. February 16, 2021)	3.72%	3.48%
Russell 3000® Index	17.41%	12.25%
Russell Midcap® Index	11.11%	7.55%

Performance Inception Date	Feb. 16, 2021
AssetsNet	$ 785,907,367
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,594,699
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$785,907,367 # of Portfolio Holdings (excluding cash)30 Portfolio Turnover Rate27% Advisory Fees Paid$5,594,699
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.01%
Basic Materials	0.82%
Utilities	3.65%
Consumer Discretionary	7.42%
Technology	10.67%
Industrials	13.42%
Health Care	17.66%
Financials	18.15%
Consumer Staples	24.20%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Affiliated Managers Group, Inc.	7.31%
Post Holdings, Inc.	7.25%
Clarivate PLC	6.61%
Avantor, Inc.	5.22%
Warner Bros. Discovery, Inc.	4.31%
Lamb Weston Holdings, Inc.	3.88%
US Foods Holding Corp.	3.75%
Willis Towers Watson PLC	3.74%
FedEx Corp.	3.66%
GFL Environmental Inc.	3.65%
Total % of Top 10 Holdings	49.38%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000168469
Shareholder Report [Line Items]
Fund Name	CLARKSTON FOUNDERS FUND
Class Name	Institutional
Trading Symbol	CIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Founders Fund - Institutional Class for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-founders-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Institutional Class	$92	0.90%

Expenses Paid, Amount	$ 0.0090
Expense Ratio, Percent	9200.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Institutional Class had a return of 3.69% compared to 11.11% for the Russell Midcap® Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a company that operates as a media and entertainment company worldwide.

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  Molson Coors Beverage Company (TAP), a company that manufactures, markets, and sells beer and other malt beverage products in the Americas, Europe, the Middle East, Africa, and the Asia Pacific.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Institutional Class (Incept. January 31, 2017)	3.69%	8.19%	7.97%
Russell 3000® Index	17.41%	15.74%	14.50%
Russell Midcap® Index	11.11%	12.66%	10.82%

Performance Inception Date	Jan. 31, 2017
AssetsNet	$ 785,907,367
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,594,699
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$785,907,367 # of Portfolio Holdings (excluding cash)30 Portfolio Turnover Rate27% Advisory Fees Paid$5,594,699
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.01%
Basic Materials	0.82%
Utilities	3.65%
Consumer Discretionary	7.42%
Technology	10.67%
Industrials	13.42%
Health Care	17.66%
Financials	18.15%
Consumer Staples	24.20%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Affiliated Managers Group, Inc.	7.31%
Post Holdings, Inc.	7.25%
Clarivate PLC	6.61%
Avantor, Inc.	5.22%
Warner Bros. Discovery, Inc.	4.31%
Lamb Weston Holdings, Inc.	3.88%
US Foods Holding Corp.	3.75%
Willis Towers Watson PLC	3.74%
FedEx Corp.	3.66%
GFL Environmental Inc.	3.65%
Total % of Top 10 Holdings	49.38%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159698
Shareholder Report [Line Items]
Fund Name	CLARKSTON FUND
Class Name	Institutional
Trading Symbol	CILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Fund Institutional Class for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Fund - Institutional Class	$66	0.65%

Expenses Paid, Amount	$ 0.0065
Expense Ratio, Percent	6600.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Institutional Class had a return of 2.46% compared to 17.75% for the Russell 1000® Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a company that operates as a media and entertainment company worldwide.

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  The Charles Schwab Corporation (SCHW), a company that operates as a savings and loan holding company that provides wealth management, securities brokerage, banking, asset management, custody, and financial advisory services in the United States and internationally.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  ICON Public Limited Company (ICON), a clinical research organization that provides outsourced development and commercialization services in Europe, the United States, and internationally.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Fund - Institutional Class (Incept. April 1, 2016)	2.46%	9.71%	8.56%
Russell 3000® Index	17.41%	15.74%	14.62%
Russell 1000® Index	17.75%	15.99%	14.91%

Performance Inception Date	Apr. 01, 2016
AssetsNet	$ 179,685,774
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 750,590
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$179,685,774 # of Portfolio Holdings (excluding cash)29 Portfolio Turnover Rate25% Advisory Fees Paid$750,590
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	6.15%
Basic Materials	0.82%
Telecommunications	2.97%
Technology	8.05%
Consumer Discretionary	8.97%
Industrials	16.30%
Financials	16.43%
Health Care	16.90%
Consumer Staples	23.41%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Affiliated Managers Group, Inc.	6.24%
Post Holdings, Inc.	6.10%
Clarivate PLC	5.85%
Avantor, Inc.	5.80%
Warner Bros. Discovery, Inc.	5.33%
IQVIA Holdings, Inc.	4.86%
Anheuser-Busch InBev SA/NV - ADR	4.55%
Lamb Weston Holdings, Inc.	3.88%
FedEx Corp.	3.87%
US Foods Holding Corp.	3.84%
Total % of Top 10 Holdings	50.32%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159696
Shareholder Report [Line Items]
Fund Name	CLARKSTON PARTNERS FUND
Class Name	Founders
Trading Symbol	CFSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Partners Fund - Founders Class for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-partners-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Founders Class	$82	0.85%

Expenses Paid, Amount	$ 0.0085
Expense Ratio, Percent	8200.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Founders Class had a return of -7.35% compared to 10.16% for the Russell 2500TM Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States.

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  Cable One (CABO), a broadband communications provider to residential and business customers.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	5 Year	10 Year
Clarkston Partners Fund - Founders Class (Incept. September 15, 2015)	-7.35%	6.55%	7.41%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Index	10.16%	12.09%	10.52%

Performance Inception Date	Sep. 15, 2015
AssetsNet	$ 899,523,616
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 8,052,728
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$899,523,616 # of Portfolio Holdings (excluding cash)27 Portfolio Turnover Rate28% Advisory Fees Paid$8,052,728
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.61%
Utilities	3.82%
Consumer Discretionary	6.81%
Technology	9.12%
Industrials	11.74%
Health Care	16.33%
Financials	18.94%
Consumer Staples	31.63%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Post Holdings, Inc.	9.08%
Affiliated Managers Group, Inc.	8.35%
Clarivate PLC	6.93%
LPL Financial Holdings Inc.	5.29%
Avantor, Inc.	5.13%
Molson Coors Beverage Co.	4.35%
Energizer Holdings, Inc.	4.07%
US Foods Holding Corp.	4.00%
Lamb Weston Holdings, Inc.	3.87%
GFL Environmental Inc.	3.82%
Total % of Top 10 Holdings	54.89%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159697
Shareholder Report [Line Items]
Fund Name	CLARKSTON PARTNERS FUND
Class Name	Institutional
Trading Symbol	CISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Partners Fund - Institutional Class for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-partners-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Institutional Class	$91	0.94%

Expenses Paid, Amount	$ 0.0094
Expense Ratio, Percent	9100.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Institutional Class had a return of -7.45% compared to 10.16% for the Russell 2500TM Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States.

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  Cable One (CABO), a broadband communications provider to  residential and business customers.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Clarkston Partners Fund - Institutional Class (Incept. September 15, 2015)	-7.45%	6.46%	7.29%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Index	10.16%	12.09%	10.52%

Performance Inception Date	Sep. 15, 2015
AssetsNet	$ 899,523,616
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 8,052,728
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$899,523,616 # of Portfolio Holdings (excluding cash)27 Portfolio Turnover Rate28% Advisory Fees Paid$8,052,728
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.61%
Utilities	3.82%
Consumer Discretionary	6.81%
Technology	9.12%
Industrials	11.74%
Health Care	16.33%
Financials	18.94%
Consumer Staples	31.63%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Post Holdings, Inc.	9.08%
Affiliated Managers Group, Inc.	8.35%
Clarivate PLC	6.93%
LPL Financial Holdings Inc.	5.29%
Avantor, Inc.	5.13%
Molson Coors Beverage Co.	4.35%
Energizer Holdings, Inc.	4.07%
US Foods Holding Corp.	4.00%
Lamb Weston Holdings, Inc.	3.87%
GFL Environmental Inc.	3.82%
Total % of Top 10 Holdings	54.89%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.